RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
20.	RELATED PARTY BALANCES AND TRANSACTIONS

Details of major related party balances as of December 31, 2017 and 2018 are as follows:

(1)	Amounts due from related parties

As of December 31, 2017 and 2018, amounts due from related parties including both current and non-current were as follows:

		As of December 31,
	Note	2017	2018

Oak Pacific Investment	(i)	$-	$93,880
Beijing Infinities	(ii)	-	60,000
Others		188	829

(i)
The balance represents the US$
90
 million note issued by Oak Pacific Investment to Renren and US$
3.88
million accrued interest expenses. In connection with the private placement transaction completed on June 21, 2018,
OPI issued a note to Renren with an interest rate of

8
%
per year. The term of the note is the earlier of five years and the date upon which OPI and its subsidiaries no longer hold any shares of Social Finance Inc. In March 2019, the interest rate was increased to
8.5
% per year in connection with a refinancing of Oak Pacific Investment’s debt obligations. The balance is included in amount due from related party, non-current at December 31, 2018.

(ii)
The balance represents the US$
60
million receivable from Beijing Infinities as of December 31, 2018 in connection with the disposition of the SNS business. The balance include, US$
20
million receivable in cash related as current and US$
40
receivable million in the form of Beijing Infinities shares to be issued to the Company related as non-current. Refer to Note 4 for further details.

(2)	Amounts due to related parties

	As of December 31,
	2017	2018

Minority shareholders	$6,859	$-
Others	200	55
Total	$7,059	$55

Details of major related party transactions for the years ended December 31, 2016, 2017 and 2018 are as follows:

(3)	Major transaction with related parties for amount due from related parties

	Years ended December 31,
	2016	2017	2018

Equity investments without readily determinable fair values	$-	$8,591	$-
Oak Pacific Investment	-	-	93,880
Beijing Infinities	-	-	60,000

Total	$-	$8,591	$153,880

(4)	Transactions with related parties for amount due to related parties

	Years ended December 31,
	2016	2017	2018

Oak Pacific Investment and its subsidiaries	$10,692	$-	$1,834
Others	413	333	5,418

Total	$11,105	$333	$7,252

(5)
In July 2012, the Company purchased $10,000 Series 2012-A Senior Secured Sofi Loan Notes issued by SoFi Lending Corp., a subsidiary of SoFi.
Oak Pacific Holdings
is a shareholder of SoFi and the Company's chairman and CEO, Joe Chen, is a director of SoFi. In September 2012, March 2014, January and February 2015, and October 2015, the Company invested $49,000, $20,789, $22,331 and $150,000 in newly issued Series B preferred shares, Series D preferred shares, Series E preferred shares and Series F preferred shares of SoFi, respectively, concurrently with a group of other investors. These transactions were approved by the independent, disinterested members of the Company's board and the audit committee of the board.

In April 2017, the Company disposed 5,719,986 preferred shares of SoFi for total net proceeds of $91,926, recording a realized gain amounting to $58,335.

(6)
In 2006, the Company entered into an agreement to make a loan of $
167
to Liu Guolan, who is the mother-in-law of the Company’s CEO, for her investment into Beijing Hulian Shidai Telecom Technology Co., Ltd. (“Hulian Shidai”). The period of the loan is
10
years.

In 2016, the Company received $7,188 from Liu Guolan for the repayment of the loan, which is all the proceeds directly or indirectly received by Liu Guolan through holding the investment in Hulian Shidai. $7,021 of the repayment was recorded as other income in the year ended December 31, 2016 as the Company has no further obligations to the relevant payment received.